Basis of Presentation (Details) - Schedule of subsidiary	12 Months Ended
Dec. 31, 2020
Subsidiaries [member]
Basis of Presentation (Details) - Schedule of subsidiary [Line Items]
Name of Subsidiary	United States of America
Place of Incorporation	66.8%
Proportion of Ownership Interest	Holding Company
Subsidiaries 1 [Member]
Basis of Presentation (Details) - Schedule of subsidiary [Line Items]
Name of Subsidiary	United Kingdom
Place of Incorporation	66.8%
Proportion of Ownership Interest	Sales Company
Subsidiaries 2 [Member]
Basis of Presentation (Details) - Schedule of subsidiary [Line Items]
Name of Subsidiary	United States of America
Place of Incorporation	66.8%
Proportion of Ownership Interest	Technology Company